PROPERTY, PLANT AND EQUIPMENT (Schedule of Property Plant and Equipment) (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment | ¥		¥ 187	¥ 214
USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment | $	$ 26
Cost [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment | ¥		46	46
Cost [Member] | Buildings [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment | $	6
Cost [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment | ¥		927	905
Cost [Member] | Machinery and equipment [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment | $	131
Cost [Member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment | ¥		279	279
Cost [Member] | Motor vehicles [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment | $	39
Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment | ¥		¥ (1,065)	¥ (1,016)
Accumulated depreciation and amortization [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment | $	$ (150)